S-K 1602, SPAC Registered Offerings	Jan. 30, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	Notwithstanding the foregoing redemption rights, if we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our amended and restated memorandum and articles of association will provide that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended), is restricted from redeeming its shares with respect to more than an aggregate of 15% of the shares sold in this offering, without our prior consent. We will have 24 months from the closing of this offering to consummate an initial business combination. In addition, our shareholders can vote at any time to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to complete an initial business combination, in each case as further described herein. There is no limit on the number of times our shareholders can vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to complete an initial business combination and any such extension may be for any amount of time. We refer to the time period we have to complete an initial business combination, as it may be extended as described above, as the “completion window”. If our completion window is extended by an amendment to our amended and restated memorandum and articles of association, our shareholders will be entitled to vote on such amendment and to redeem their shares in connection with any such extension regardless of whether they abstain, vote in favor of or vote against such extension.

If we have not completed our initial business combination within the completion window or we do not otherwise seek shareholder approval to amend our amended and restated memorandum and articles of association to further extend the time to complete our initial business combination, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest (less any permitted withdrawals and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, subject to applicable law and certain conditions as further described herein. Please see “Redemption of Public Shares and Liquidation if no Initial Business Combination” on page 126 for more information.

SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We will have 24 months from the closing of this offering to consummate an initial business combination
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
De-SPAC Consummation Timeframe, How Extended [Text Block]	We will have up to 24 months from the closing of this offering to consummate an initial business combination. We may also hold a shareholder meeting at any time to amend our amended and restated memorandum and articles of association to seek shareholder approval to extend the amount of time we will have to consummate an initial business combination
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek. If we do not or are unable to extend the time period to consummate our initial business combination, our sponsor’s investment in our founder shares and our private placement warrants will be worthless.
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules require that we must complete one or more business combinations having an aggregate fair market value of at least 80% of the value of the trust account (excluding deferred underwriting commissions, if any, and any taxes payable on the interest earned on the trust account) at the time of our agreement to enter into our initial business combination. If our securities are no longer listed on the Nasdaq, we will not be obligated to satisfy such 80% test. Our board of directors will make the determination as to the fair market value of our initial business combination. If our board of directors is not able to independently determine the fair market value of the target business or businesses, we will obtain an opinion from an independent investment banking firm that is a member of FINRA or from an independent registered public accounting firm, with respect to the satisfaction of such criteria. We do not currently intend to purchase multiple businesses in unrelated industries in conjunction with our initial business combination, although there is no assurance that will be the case. Additionally, pursuant to the Nasdaq rules, any initial business combination must be approved by a majority of our independent directors.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	80.00%
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption rights for public shareholders upon completion of our initial business combination

We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or vote against, our initial business combination, all or a portion of their public shares upon the completion of our initial business combination at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of our initial business combination, including interest, divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The redemption right will include the requirement that any beneficial owner on whose behalf a redemption right is being exercised must identify itself in order to validly redeem its shares. Each public shareholder may elect to redeem its public shares irrespective of whether they vote for or against, or vote at all in connection with, the proposed transaction. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants. Our initial shareholders, officers and directors, pursuant to a letter agreement with us, and the representatives of the underwriters, pursuant to the underwriting agreement and solely with respect to the representative shares, will agree to waive their redemption rights with respect to any founder shares, representative shares, and any public shares held by them in connection with the completion of our initial business combination.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Paid or to be Paid
Iron Dome Acquisition I Parent LLC	$25,000 per month, commencing on the first date on which our securities are listed on the Nasdaq	Office space, administrative and shared personnel support services
	7,733,333(1)(3) Class B Ordinary Shares	$25,000
	2,000,000 private placement warrants (whether or not the over-allotment option is exercised)	$2,000,000 (whether or not the over-allotment option is exercised)
	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Expenses incurred in connection with identifying, investigating and completing an initial business combination
	Up to $2,000,000 in working capital loans, which loans may be convertible into shares of the post-business combination entity at the price of $10.00 per share(2)	Working capital loans to finance transaction costs in connection with an initial business combination
Eyal Waldman	200,000 Class B Ordinary Shares(4)	Service as independent director
David DeWalt	200,000 Class B Ordinary Shares(5)	Service as independent director
Paul Hodermarsky	200,000 Class B Ordinary Shares(5)	Service as independent director

(1)     The Class B ordinary shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the nominal price of $0.0032 per share at which our sponsor purchased the Class B ordinary shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. See “Risk Factors — Risks Relating to our Sponsor and Management Team — The nominal purchase price paid by our sponsor for the founder shares may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to decline materially” on page 68, “— Risks Relating to our Securities — We may issue additional ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks” on page 78, “— Our initial shareholders, either directly or indirectly, paid an aggregate of $25,000, or approximately $0.0032 per founder share, and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class B ordinary shares” on page 79 and “— Unlike many other similarly structured blank check companies, our initial shareholders will receive additional Class A ordinary shares if we issue shares to consummate an initial business combination” on page 79.

(2)      After the completion of this offering, our board of directors may approve additional working capital loans for the purpose of funding working capital, which loans may be converted into Class A ordinary shares of the post-business combination entity at a price of $10.00 per share. The $10.00 conversion price of working capital loans may be significantly less than the market price of our shares at the time such working capital loans are converted. See “Risk Factors — Risks Relating to our Sponsor and Management Team — The nominal purchase price paid by our sponsor for the founder shares may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to decline materially” on page 68, “— Risks Relating to our Securities — We may issue additional ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks” on page 78, “— Our initial shareholders, either directly or indirectly, paid an aggregate of $25,000, or approximately $0.0032 per founder share, and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class B ordinary shares” on page 79 and “— Unlike many other similarly structured blank check companies, our initial shareholders will receive additional Class A ordinary shares if we issue shares to consummate an initial business combination” on page 79.

(3)      Our sponsor transferred an aggregate of 600,000 founder shares to our independent director nominees, for no cash consideration, as compensation for their services. Each of our independent director nominees has received 200,000 founder shares. See “Risk Factors — Risks Relating to our Sponsor and Management Team — The nominal purchase price paid by our sponsor for the founder shares may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to decline materially” on page 68; see also “ — Risks Relating to our Sponsor and Management Team — Since our sponsor, officers and directors, and any other holders of our founder shares will lose their entire investment in us if our initial business combination is not completed, and because our sponsors, officers and directors and any other holder of our founder shares directly or indirectly may profit substantially from a business combination as a result of their ownership of founder shares even under circumstances where our public shareholders would experience losses in connection with their investment, a conflict of interest may arise in determining whether a particular business combination target is appropriate for our initial business combination, including in connection with the shareholder vote in respect thereto” on page 70.

(4)      These shares are held by Waldo Holdings 8. Eyal Waldman is the managing member of this entity and has sole voting and dispositive power over these shares. Accordingly, he may be deemed the beneficial owner of such shares.

(5)      These shares are held directly by each of Messrs. DeWalt and Hodermarsky. Each of them will have the ability to vote and dispose of the shares, subject to applicable transfer restrictions.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The following table illustrates the difference between the public offering price and our net tangible book value (NTBV), as adjusted to give effect to this offering and to redemptions of our public shares at varying levels, assuming the full exercise and no exercise of the over-allotment option. See the section “Dilution.”

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, and (iii) no working capital loans are converted into Class A ordinary shares of the post-business combination entity, as further described in this prospectus, and (B) assumes the issuance of 20,000,000 Class A ordinary shares (or 23,000,000 Class A ordinary shares if the underwriters’ over-allotment option is exercised in full), 200,000 representatives shares, 2,000,000 private placement warrants (whether or not the over-allotment option is exercised) and 7,733,333 founder shares (up to 1,000,000 of which are assumed to be forfeited in the scenario in which the underwriters’ over-allotment option is not exercised in full). The issuance of additional ordinary or preference shares may significantly dilute the equity interest of investors in this offering, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

At September 26, 2025, our net tangible deficit was $30,061, or approximately $0.00 per Class B ordinary shares. Assuming various redemption scenarios and after giving effect to the sale of 20,000,000 Class A ordinary shares included in the units we are offering by this prospectus, the sale of the private placement warrants and the deduction of underwriting commissions and estimated expenses of this offering, our pro forma net tangible book value at September 26, 2025 would have been the following to the public shareholders on a per-share basis immediately after this offering:

As of September 26, 2025		As of September 26, 2025
Offering Price of $10.00 per Unit		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
NTBV	Difference Between NTBV and Offering Price	NTBV	Difference Between NTBV and Offering Price	NTBV	Difference Between NTBV and Offering Price	NTBV	Difference Between NTBV and Offering Price	NTBV	Difference Between NTBV and Offering Price
Assuming Full Exercise of Over Allotment Option
7.48	2.52	6.90	3.10	5.99	4.01	4.30	5.70	0.17	9.83
Assuming No Exercise of Over Allotment Option
7.46	2.54	6.88	3.12	5.95	4.05	4.26	5.74	0.12	9.88

For purposes of presenting the Maximum Redemption scenario, we have reduced our NTBV after this offering (assuming no exercise of the underwriters’ option to purchase additional units) by $10.00 because holders of up to approximately 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the amount in the trust account as set forth in our tender offer or proxy materials (initially anticipated to be the aggregate amount held in trust two business days prior to the commencement of our tender offer or shareholders meeting, including interest (less any permitted withdrawals and up to $100,000 of interest to pay dissolution expenses), divided by the number of Class A ordinary shares sold in this offering).

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25%		50%		75%		100%
	W/O Over- Allotment	With Over- Allotment	W/O Over- Allotment	With Over- Allotment	W/O Over- Allotment	With Over- Allotment	W/O Over- Allotment	With Over- Allotment	W/O Over- Allotment	With Over- Allotment
Numerator
Net tangible book value before this offering	(30,061)	(30,061)	(30,061)	(30,061)	(30,061)	(30,061)	(30,061)	(30,061)	(30,061)	(30,061)
Net proceeds from this offering and the sale of the private placement shares	200,942,600	231,142,600	200,942,600	231,142,600	200,942,600	231,142,600	200,942,600	231,142,600	200,942,600	231,142,600
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	205,061	205,061	205,061	205,061	205,061	205,061	205,061	205,061	205,061	205,061
Less: overallotment liability	(294,892)	—	(294,892)	—	(294,892)	—	(294,892)	—	(294,892)	—
Less: Amounts paid for redemptions	—	—	(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)
	200,822,708	231,317,600	150,822,708	173,817,600	100,822,708	116,317,600	50,822,708	58,817,600	822,708	1,317,600
Denominator:
Ordinary shares outstanding prior to this offering	7,733,333	7,733,333	7,733,333	7,733,333	7,733,333	7,733,333	7,733,333	7,733,333	7,733,333	7,733,333
Ordinary shares forfeited if over-allotment is not exercised	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—	(1,000,000)	—
Ordinary shares offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Representative Shares	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000
Less: Ordinary shares redeemed	—	—	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
	26,933,333	30,933,333	21,933,333	25,183,333	16,933,333	19,433,333	11,933,333	13,683,333	6,933,333	7,933,333
NTBV after	7.46	7.48	6.88	6.90	5.95	5.99	4.26	4.30	0.12	0.17
NTBV before	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, and directors, officers, or any of their affiliates may also purchase shares in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Permitted Purchases of Our Securities.”